Matthews Korea Fund	March 31, 2022

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 70.2%

	Shares	Value

INFORMATION TECHNOLOGY: 25.8%
Semiconductors & Semiconductor Equipment: 15.1%
SK Hynix, Inc.	77,131	$7,419,941
Hana Materials, Inc.	101,639	4,616,136
LEENO Industrial, Inc.	24,422	3,688,505
Koh Young Technology, Inc.	168,390	2,613,958

		18,338,540

Technology Hardware, Storage & Peripherals: 6.3%
Samsung Electronics Co., Ltd.	134,635	7,704,217

Electronic Equipment, Instruments & Components: 4.4%
Park Systems Corp.	25,574	2,712,247
Samsung SDI Co., Ltd.	5,355	2,606,223

		5,318,470

Total Information Technology		31,361,227

FINANCIALS: 13.7%
Banks: 12.4%
KB Financial Group, Inc.	111,096	5,567,455
Shinhan Financial Group Co., Ltd.	154,339	5,242,701
Hana Financial Group, Inc.	106,926	4,252,786

		15,062,942

Insurance: 1.3%
Samsung Fire & Marine Insurance Co., Ltd.	8,938	1,609,599

Total Financials		16,672,541

COMMUNICATION SERVICES: 8.8%
Interactive Media & Services: 5.1%
NAVER Corp.	13,962	3,880,446
Kakao Corp.	25,951	2,255,624

		6,136,070

Wireless Telecommunication Services: 2.1%
SK Telecom Co., Ltd.	55,696	2,604,248

Entertainment: 1.6%
HYBE Co., Ltd.[b]	7,667	1,937,635

Total Communication Services		10,677,953

CONSUMER DISCRETIONARY: 6.7%
Automobiles: 3.7%
Kia Corp.	74,119	4,489,252

Multiline Retail: 2.1%
Shinsegae, Inc.	12,077	2,536,480

Auto Components: 0.9%
Mando Corp.	25,280	1,039,794

Total Consumer Discretionary		8,065,526

HEALTH CARE: 5.5%
Pharmaceuticals: 4.5%
Yuhan Corp.	78,904	3,785,585
DongKook Pharmaceutical Co., Ltd.	90,522	1,597,756

		5,383,341

	Shares	Value
Life Sciences Tools & Services: 1.0%
Samsung Biologics Co., Ltd.[b,c,d]	1,827	$1,241,405

Total Health Care		6,624,746

ENERGY: 5.1%
Oil, Gas & Consumable Fuels: 5.1%
SK Innovation Co., Ltd.[b]	20,528	3,601,165
S-Oil Corp.	33,033	2,620,975

Total Energy		6,222,140

INDUSTRIALS: 2.7%
Construction & Engineering: 1.5%
Samsung Engineering Co., Ltd.[b]	82,325	1,766,944

Machinery: 1.2%
Hyundai Mipo Dockyard Co., Ltd.[b]	22,429	1,436,407

Total Industrials		3,203,351

MATERIALS: 1.9%
Metals & Mining: 1.9%
POSCO Holdings, Inc.	9,621	2,307,825

Total Materials		2,307,825

TOTAL COMMON EQUITIES		85,135,309
(Cost $72,384,585)

PREFERRED EQUITIES: 24.9%

INFORMATION TECHNOLOGY: 16.5%
Technology Hardware, Storage & Peripherals: 16.5%
Samsung Electronics Co., Ltd., Pfd.	387,535	20,080,301

Total Information Technology		20,080,301

CONSUMER DISCRETIONARY: 3.3%
Automobiles: 3.3%
Hyundai Motor Co., Ltd., Pfd.	56,892	4,024,345

Total Consumer Discretionary		4,024,345

MATERIALS: 3.2%
Chemicals: 3.2%
LG Chem, Ltd., Pfd.	17,037	3,821,415

Total Materials		3,821,415

CONSUMER STAPLES: 1.9%
Personal Products: 1.9%
LG Household & Health Care, Ltd., Pfd.	5,558	2,317,423

Total Consumer Staples		2,317,423

TOTAL PREFERRED EQUITIES		30,243,484
(Cost $19,320,863)

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Matthews Korea Fund	March 31, 2022

Schedule of Investmentsa (unaudited) (continued)

RIGHTS: 0.0%

	Shares	Value

HEALTH CARE: 0.0%
Life Sciences Tools & Services: 0.0%
Samsung Biologics Co., Ltd. Rights, Expires 04/08/2022[b]	121	$18,425

Total Health Care		18,425

TOTAL RIGHTS		18,425
(Cost $0)

TOTAL INVESTMENTS: 95.1%		115,397,218
(Cost $ 91,705,448)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.9%		6,004,592

NET ASSETS: 100.0%		$121,401,810

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2022, the aggregate value is $1,241,405, which is 1.02% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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